Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Major Components of Income Tax Expense
a)	The major components of income tax expense for the years ended December 31, 2016, 2017 and 2018 are:

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the period	331,144	125,376	326,057	10,652
Income tax (benefit) on unappropriated retained earnings	(174,930)	246,684	28,165	920
Prior year income tax under estimation	4,527	67,885	3,729	122

Total current income tax	160,741	439,945	357,951	11,694

Deferred income tax:
Relating to origination and reversal of temporary differences	16,379	110,542	101,441	3,314
Impact of change in tax rate	—	—	(2,774)	(90)

Total deferred income tax	16,379	110,542	98,667	3,224

Income tax expense reported in the consolidated statements of comprehensive income	177,120	550,487	456,618	14,918

Deferred Tax Charged to Other Comprehensive Income

Deferred tax charged to other comprehensive income:

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Unrealized gain on valuation of financial assets at fair value through other comprehensive income	—	—	17,005	556
Remeasurement of defined benefit obligations	(7,375)	8,642	(11,992)	(392)
Impact of change in tax rate	—	—	(887)	(29)

	(7,375)	8,642	4,126	135

Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax
b)	Reconciliation of income tax expense and the accounting profit before income tax:

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit before tax and statutory tax rate	214,550	566,649	356,488	11,646
Expenses disallowed (added) by tax regulations	(2,190)	10,185	14,689	480
Temporary difference not recognized as deferred tax assets	1,306	(85,168)	(10,951)	(358)
Tax exempted (income) expenses by tax regulation	12,057	(256,788)	66,353	2,168
Taxable loss not recognized as deferred tax assets	54,012	—	—	—
Effect of different tax rates in countries in which the Group operates	10,451	1,040	919	30
Withholding tax	57,337	—	—	—
Impact of change in tax rate	—	—	(2,774)	(90)
Prior year income tax under estimation	4,527	67,885	3,729	122
Income tax (benefit) on unappropriated retained earnings	(174,930)	246,684	28,165	920

Income tax expense reported in the consolidated statements of comprehensive income	177,120	550,487	456,618	14,918

Details of Deferred Tax Assets (Liabilities)
c)	The details of deferred tax assets (liabilities) are as follows:

	January 1,	Retroactive adjustment	Profit or loss	Other comprehensive income (loss)	December 31,	December 31,
	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
Year of 2017
Deferred tax assets
Unrealized exchange losses	—	—	8,167	—	8,167
Loss on inventories	26,324	—	(17,192)	—	9,132
Property, plant and equipment	80,869	—	(25,375)	—	55,494
Deferred revenue	41,294	—	(1,809)	—	39,485
Provisions	11,232	—	10,411	—	21,643
Net defined benefit liability	90,087	—	(2,994)	(8,642)	78,451

Deferred tax assets	249,806	—	(28,792)	(8,642)	212,372

Deferred tax liabilities
Unrealized exchange gains	(14,155)	—	14,155	—	—
Property, plant and equipment	(78,388)	—	(95,905)	—	(174,293)

Deferred tax liabilities	(92,543)	—	(81,750)	—	(174,293)

Year of 2018
Deferred tax assets
Unrealized exchange losses	8,167	144	(4,736)	—	3,575	117
Loss on inventories	9,132	(770)	(1,130)	—	7,232	236
Property, plant and equipment	55,494	—	8,689	—	64,183	2,097
Deferred revenue	39,485	—	(5,329)	—	34,156	1,116
Provisions	21,643	—	(9,247)	—	12,396	405
Net defined benefit liability	78,451	—	7,889	14,403	100,743	3,291
Investment tax credit	—	—	4,420	—	4,420	144
Others	—	—	11	—	11	1

Deferred tax assets	212,372	(626)	567	14,403	226,716	7,407

Deferred tax liabilities
Property, plant and equipment	(174,293)	—	(107,301)	—	(281,594)	(9,200)
Contract assets	—	(8,067)	8,067	—	—	—
Financial assets at fair value through other comprehensive income	—	(8,636)	—	(18,529)	(27,165)	(887)

Deferred tax liabilities	(174,293)	(16,703)	(99,234)	(18,529)	(308,759)	(10,087)